Defined Benefit Pension Plan (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
The following tables set forth the Plan’s status and related disclosures (in thousands):

	2022	2021
Changes in benefit obligation:
Benefit obligation at beginning of year	$42,297	$43,371
Service cost	786	998
Interest cost	1,141	1,042
Actuarial (gain) loss	(12,549)	(2,131)
Distributions	(1,450)	(983)
Benefit obligation at end of year	$30,225	$42,297

Change in plan assets:
Fair value of plan assets at beginning of year	$46,017	$47,526
Adjustment to beginning of year fair value	—	—
Actual return on plan assets	(12,599)	(526)
Employer contribution	—	—
Distributions	(1,450)	(983)
Fair value of plan assets at end of year	$31,968	$46,017

Funded status recognized as accrued pension cost	$1,743	$3,720

Amounts recognized in accumulated other comprehensive (income) loss:
Net loss	$8,901	$7,621
Deferred income tax benefit	(1,869)	(1,601)
Total amount recognized	$7,032	$6,020

Accumulated benefit obligation	$28,184	$38,315
At December 31, 2022, 2021 and 2020, the assumptions used to determine the pension benefit obligation were as follows:

	2022	2021	2020
Discount rate	5.00%	2.76%	2.42%
Rate of compensation increase	3.00	3.50	3.50

Schedule of Net Periodic Benefit Costs
Components of net periodic benefit cost and other amounts recognized in other comprehensive income (in thousands):

	2022	2021	2020
Components of net periodic pension cost:
Service cost	$786	$998	$911
Interest cost	1,141	1,042	1,159
Expected return on plan assets	(1,539)	(1,612)	(1,938)
Amortization of prior service costs	—	—	—
Amortization of net loss	309	393	488
Net periodic pension costs	$697	$821	$620

Other changes recognized in other comprehensive (income) loss
Net loss	$1,589	$7	$378
Amortization of net loss	(309)	(393)	(488)
Deferred tax expense (benefit)	(269)	81	23
Total recognized in accumulated other comprehensive (income) loss	$1,011	$(305)	$(87)

Total recognized in net periodic pension costs and other comprehensive loss	$1,708	$516	$533

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Components of net periodic benefit cost and other amounts recognized in other comprehensive income (in thousands):

	2022	2021	2020
Components of net periodic pension cost:
Service cost	$786	$998	$911
Interest cost	1,141	1,042	1,159
Expected return on plan assets	(1,539)	(1,612)	(1,938)
Amortization of prior service costs	—	—	—
Amortization of net loss	309	393	488
Net periodic pension costs	$697	$821	$620

Other changes recognized in other comprehensive (income) loss
Net loss	$1,589	$7	$378
Amortization of net loss	(309)	(393)	(488)
Deferred tax expense (benefit)	(269)	81	23
Total recognized in accumulated other comprehensive (income) loss	$1,011	$(305)	$(87)

Total recognized in net periodic pension costs and other comprehensive loss	$1,708	$516	$533

Defined Benefit Plan, Assumptions
For the years ended December 31, 2022, 2021 and 2020, the assumptions used to determine net periodic pension cost were as follows:

	2022	2021	2020
Discount rate	5.00%	2.76%	2.42%
Expected long-term rate of return on plan assets	3.75	3.75	5.10
Annual salary increase	3.00	3.50	3.50

Schedule of Pension Plan Asset Allocations	The Company’s pension plan asset allocations at December 31, 2022 and 2021 were as follows:

	2022	2021
Equity securities	10%	11%
Debt securities	90	89
Total	100%	100%

Schedule of Fair Value of Plan Assets
As of December 31, 2022 and 2021, the fair value of plan assets was as follows (in thousands):

	December 31, 2022
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Assets at Fair Value
Cash and cash equivalents	$102	$—	$—	$102
Equity securities	—	3,181	—	3,181
Debt securities	—	28,749	—	28,749
Total pension assets	$102	$31,930	$—	$32,032

	December 31, 2021
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Assets at Fair Value
Cash and cash equivalents	$82	$—	$—	$82
Equity securities	—	5,154	—	5,154
Debt securities	—	40,782	—	40,782
Total pension assets	$82	$45,936	$—	$46,018

Schedule of Expected Future Benefit Payments
Estimated future benefit payments, which reflect expected future service, as appropriate, are as follows (in thousands):

Years ending December 31,
2023	$1,391
2024	1,402
2025	1,387
2026	1,434
2027	1,533
Following 5 years	9,116